SUPPLEMENTARY DATA (Summary of Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
SUPPLEMENTARY DATA [Abstract]
Prepaid taxes	$ 68,345	$ 57,885
Ticket inventory	46,208	188,560
Amounts due from the Group (Note 22)	30,450	10,423
Prepaid event and production-related costs	29,236
Other current receivables	20,825	21,561
Prepaid insurance	9,772	10,628
Assets held for sale	4,458	7,500
Other	38,816	54,155
Total	$ 248,110	$ 350,712